Note 9 - Other Disclosures	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of other disclosures [text block]
9	Other disclosures

9.1	Defined contribution plans (government-run pension plans)

Sono Motors makes payments under defined contributions plans, related to government-run pension plans. In the financial year 2022, the total expense recognized amounted to kEUR 2,004 (2021: kEUR 1,047; 2020: kEUR 491).

9.2	Government grants

In fiscal year 2022, other operating income includes an amount of kEUR 260 (2021: kEUR 71; 2020: kEUR 68) related to grants received.

The government grant income in the current period relates to a research grant in the form of tax subsidies for expenses related to solar projects that were incurred in 2020. The entire amount was awarded, received and recognized in 2022.

The amounts recognized in 2021 and 2020 related to a grant that Sono Motors received from the EU to promote the development of open-source hardware as part of the “OPEN_NEXT” project. The “OPEN_NEXT” grant is divided into pre-financing, interim and a final payment. The grant has the purpose to reimburse Sono Motors for direct personnel costs, direct costs of subcontracting, other direct costs and indirect costs in relation to the development of open-source hardware in the form of company-community collaborations. The payments are deferred and recognized in profit and loss over a period of 18 months each to match them with the costs that they are intended to reimburse. In 2021, one interim grant payment of kEUR 18 was received and recognized in other operating income. There are no unfulfilled conditions or other contingencies attached to these grants. However, as of the balance sheet date, the final payment amount was uncertain.

9.3	Remuneration based on shares (share-based payment)

9.3.1	Staff members and managers - CSOP

In the first half of 2018, management of Sono Motors has set up two similar employee participation programs for staff members and selected managers. The employee participation programs are based on virtual shares. The program provides remuneration in form of the right to participate in Sono Motors’ exit proceeds. The remuneration for managers is subject to the fulfillment of specific vesting conditions. In both programs, which have no time limit regarding the ‘exit-event’, the right to receive a remuneration based on the exit proceeds is achieved if 95 % of the shares of Sono Motors are sold and transferred to a new owner or all material assets of Sono Motors (particularly patents) are sold to a third party. Both employee participation programs are accounted for as cash-settled share-based transactions. However, no expense and liability has been recognized because an ‘exit-event’ and consequently a payment was not probable as of December 31, 2020.

In December 2020, Management has offered all participants of the existing employee participation program as well as five additional staff members (one active and four former staff members) to transfer or join the new employee participation program (Conversion Stock Option Program or CSOP), which is equity-settled. Therefore, all participants were asked to leave the current employee participation program by signing a cancellation agreement and to join the new program. As of December 31, 2020, 88 employees, including all management-level employees, have signed the CSOP and thus the employee participants program for managers was obsolete as of December 31, 2020.

The table below shows the current status of the number of employees as of December 31, 2022:

	Cash-settled program	Equity-settled program

Staff members	1	85
Managers	-	3
	1	88

In November 2021, Sono Group successfully completed an IPO and is now listed on the Nasdaq.

No expense and liability have been recognized for the one participant remaining in the cash-settled program because management does not consider an IPO an ‘exit-event’ in accordance with the cash-settled employee participation program and consequently does not consider a payment to the remaining participant probable as of December 31, 2022.

An IPO would constitute an ‘exit-event’ according to the CSOP.

For all staff members as well as one manager in the CSOP, all granted share options are fully vested as of December 31, 2022 (also fully vested as of December 31, 2021). They became exercisable one year after the IPO in November 2022. All unexercised share options expire four years after the IPO.

Immediately prior to the pricing of the IPO on November 16, 2021, additional ordinary shares were issued to all of our existing shareholders, replicating the effect of a share split. Each of the existing shareholders received 0.71 additional ordinary shares per common share or high voting share held by them immediately prior to the pricing of our IPO, rounded down to the nearest integer. CSOP participants, upon the exercise of their options will be granted a further 0.71 shares.

Two managers in the CSOP have a vesting period of 36 months (service condition) for their granted share options, beginning at a contractually set date. If the employment of the managers with Sono Motors GmbH, Munich, Germany, ends during the vesting period, a pro rata number of the share options might be granted, depending on contractually agreed good or bad leaver scenarios. After the vesting period all granted share options become exercisable. Other than that, there are no vesting conditions.

Sono N.V. measures the fair value of the received services by reference to the fair value of the equity instruments (share options) granted and the number of share options contractually agreed on with each participant. Sono N.V. recognizes the fair value of the services as expenses and a corresponding increase in equity when the services are received. If Sono N.V. and the participant did not agree on service conditions (86 participants) and the participant is unconditionally entitled to the share options, Sono N.V. presumes that the services have been received on grant date and recognizes the services received in full, with a corresponding increase in equity. If Sono N.V. and the participant did agree on service conditions (two participants), Sono N.V. accounts for the services as they are rendered by the participant during the vesting period, with a corresponding increase in equity.

The following table illustrates the volume of the program, the weighted average fair value at grant date as well as the total expense of the period and the corresponding increase in equity:

December 31, 2022

Number of options	1,805,100
Number of options exercised	242,123
Weighted average fair value at grant date (EUR)	19.26
Expense of the period (kEUR)	652
Increase in equity (kEUR)	652

December 31, 2021

Number of options	1,805,100
Weighted average fair value at grant date (EUR)	19.26
Expense of the period (kEUR)	1,898
Increase in equity (kEUR)	1,898

The following table illustrates the number of, and movements in, share options during the year:

	2022	2021
As of January 1	1,805,100	-
Granted during the period	-	1,805,100
Forfeited during the period	-	-
Exercised during the period	(242,123)	-
As of December 31	1,562,977	1,805,100
Weighted average remaining contractual life	2.9 years	3.9 years

When participants exercise their options, they are entitled to a bonus share issue of 0.71 extra shares. Thus, the outstanding number of share options as of December 31, 2022, 1,562,977 (2021: 1,805,100) give the right to acquire about 2,672,691 (2021: 3,086,721) shares.

The exercise price of all share options is EUR 0.06. During the period 242,123 shares were exercised with a weighted average share price of EUR 1.06.

The fair value of the share options for the equity-settled share-based transactions was measured using Black-Scholes Model on the grant date and the following inputs:

Input factor

Weighted average share price (EUR)	22.01
Exercise price (EUR)	0.06
Expected volatility	75%
Option life (yrs.)	1.29
Expected dividends (EUR)	0.00
Risk-free interest rate	(0.73)%
Lack of marketability discount	14.39%

The expected life of the share options was based on current expectations and was not necessarily indicative of exercise patterns that may occur. The expected volatility was based on an evaluation of historical volatilities of comparable listed peer group companies. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

9.3.2	Staff members - ESOP

In April 2022, Management offered all permanent employees, except the top management, the opportunity to join a new employee participation program (Employee Stock Option Program or ESOP), which is equity-settled. Every employee will be granted the equivalent of ten percent of their annual gross salary in stock options, with a minimum of kEUR 5 worth of stock options, per year and employee.

As of December 31, 2022, no employees have signed the ESOP because the drafting of the contracts has not been finalized yet. However, since the employees are already rendering service for the ESOP, expense has been recognized from the second quarter of 2022. It is the intention of Management to implement this program, and for employees that meet the relevant cliff vesting dates to be eligible for the program, even if the program is implemented after the employee leaves Sono Group.

The table below shows the expected entitlement status as of December 31, 2022:

Number of entitlements

Entitlement for 2021 tranche	156
Entitlement for 2022 tranche	363
519

Tranches for the years 2021 and 2022 have a cliff vesting that requires staff members to remain employed at Sono Motors until a certain date. The cliff date for the 2021 tranche is September 30, 2022 and for the 2022 tranche it is June 30, 2023. If the employment of the staff with Sono Motors should end before the cliff date, the share options are forfeited. After the vesting period all granted share options will become immediately exercisable. The contractual life of the option has not yet been finalized.

Sono Group initially measures the fair value of the received services by reference to the fair value of the equity instruments (share options) which are planned to be granted and the number of share options planned in relation to each participant and which is expected to vest. The fair value was calculated as equal to the share price on the valuation date less the exercise price. The measurement of the fair value is provisional and will be updated on the grant date. Sono Group recognizes the fair value of the services as expenses and a corresponding increase in equity when the services are received.

The following table illustrates the planned volume of the program, the weighted average fair value at reporting date December 31, 2022, as well as the total expense of the period and the corresponding increase in equity:

December 31, 2022

Number of options	583,993
Weighted average fair value at reporting date (EUR)	0.86
Expense of the period (kEUR)	308
Increase in equity (kEUR)	308

Sono N.V. recognized the proportionate fair value as other general and administrative expense (kEUR 70), selling and distribution expense (kEUR 23) and cost development expense (kEUR 235).

The exercise price of all share options will be EUR 0.06. The price of Sono shares as of December 31, 2022, converted to Euro, amounts to EUR 0.92.

After the balance sheet date, there is uncertainty on whether these share options will be granted. See note 9.7.6 Remuneration based on shares (share-based payment).

9.3.3	Supervisory Board - RSUs

In November 2021, Sono Group established a supervisory board. As of December 31, 2021, the supervisory board consisted of five members. The members received share-based payment based on awarded restricted stock units (“RSU”), as part of their remuneration. RSU is the right to receive, in cash, in assets, in the form of plan shares valued at fair market value (“FMV”), or a combination, the FMV of one share on the exercise date. FMV is the closing price of a Sono share on the relevant date on the principal stock exchange where Sono shares have been admitted for trading. The RSU agreements were signed on November 25, 2021, by four members of the supervisory board and on February 22, 2022, by one member of the supervisory board. The RSU      vest in four equal installments on each anniversary of November 19, 2021, with the fourth installment vesting on the earlier of (a) the fourth anniversary of November 19, 2021 (b) the annual general meeting of the Sono N.V. to be held in 2025 (exercise dates). The RSUs expire on the tenth anniversary of November 19, 2021. The measurement date for the four members was November 25, 2021 and for one member February 2, 2022. There are no contractual performance obligations. Vested tranches of RSUs may be exercised at the option of Sono Group in cash or in the form of ordinary shares. During 2022, one supervisory board member left the board and forfeited their RSUs. In December 2022, a new member joined the supervisory board, however there are no RSUs granted as of period end.

Sono Group considers the RSU a transaction in which the terms of the arrangement provide Sono Group with a choice of settlement. Management determined that Sono Group does not have an obligation to settle in cash and therefore accounts for the transactions with the requirements applying to equity-settled share-based payment transactions.

Sono Group measures the fair value of the received services by reference to the fair value of the equity instruments (share options) granted and the number of share options contractually agreed on with members of the supervisory board. The fair value was calculated as equal to the share price on the valuation date less the exercise price. Sono Group recognizes the fair value of the services as expenses and a corresponding increase in equity when the services are rendered by the members of the supervisory board during the vesting period, with a corresponding increase in equity.

The following table illustrates the volume of the program, the weighted average fair value at measurement date as well as the total expense of the period and the corresponding increase in equity:

December 31, 2022

Number of options	63,869
Weighted average fair value at measurement date (EUR)	13.34
Expense of the period (kEUR)	390
Increase in equity (kEUR)	390

December 31, 2021

Number of options	86,411
Weighted average fair value at measurement date (EUR)	14.74
Expense of the period (kEUR)	83
Increase in equity (kEUR)	83

Sono N.V. recognized the proportionate fair value as other general and administrative expense.

The following table illustrates the number of, and movements in, share options during the year:

	2022	2021
As of January 1	86,411	-
Granted during the period	-	86,411
Forfeited during the period	(22,542)	-
Exercised during the period	-	-
As of December 31	63,869	86,411
The weighted average remaining contractual life	8.9 years	9.9 years

The forfeited RSUs are due to a board member that joined in November 2021 resigning from the board in January 2022 and therefore forfeiting the granted options.

The exercise price of all share options will be EUR 0.00.

See note 9.7.6 Remuneration based on shares (share-based payment) for events after the balance sheet date.

9.3.4	Supervisory Board - Bonus RSUs

In March 2022, the Supervisory Board were offered bonus RSUs, in addition to those described in note 9.3.2. The RSUs were compensation for work performed over the period from December 2021 to June 2022. These bonus share options were committed to, but not yet granted as there are no contracts signed and no AGM resolution approving this compensation. However, since the supervisory board members had already rendered service the expense has been recognized in 2022.

The vesting period was intended to be 12 months to December 2022. If the supervisory board members should leave before the end of the vesting period, the share options would be forfeited. After the vesting period all granted share options will become immediately exercisable once granted.

Sono Group considers the RSU a transaction in which the terms of the arrangement provide Sono Group with a choice of settlement. Management determined that Sono Group does not have an obligation to settle in cash and therefore accounts for the transactions with the requirements applying to equity-settled share-based payment transactions.

Sono Group initially measures the fair value of the received services by reference to the fair value of the equity instruments (share options) granted and the number of share options contractually agreed on with members of the supervisory board. The fair value was calculated as equal to the share price on the valuation date less the exercise price. The measurement of the fair value is provisional and will be updated on the grant date. Sono Group recognizes the fair value of the services as expenses and a corresponding increase in equity when the services are rendered by the members of the supervisory board during the vesting period, with a corresponding increase in equity.

The following table illustrates the volume of the program, the weighted average fair value at measurement date as well as the total expense of the period and the corresponding increase in equity:

December 31, 2022

Number of options	104,468
Weighted average fair value at measurement date (EUR)	0.92
Expense of the period (kEUR)	96
Increase in equity (kEUR)	96

Sono N.V. recognized the proportionate fair value as other general and administrative expense. The exercise price of all share options will be EUR 0.00.

See note 9.7.6 Remuneration based on shares (share-based payment) for events after the balance sheet date.

9.4	Loss per share

Basic loss per share is calculated by dividing earnings attributable to Sono N.V. shareholders by the weighted average number of ordinary and high voting shares outstanding during the reporting period. The high voting shares entitle the shareholders to additional voting rights, but not to higher dividend rights. There are currently no factors resulting in a dilution of earnings per share due to the loss for each period presented. As a result, basic loss per share equals diluted loss per share.

Loss per share

	2022	2021	2020
	EUR	EUR	EUR
From continuing operations attributable to the ordinary equity holders of the company	(2.21)	(1.07)	(0.97)
	(2.21)	(1.07)	(0.97)

The capital increases have resulted in an increase in the number of shares in the reporting year. Moreover, the weighted number of shares was adjusted retroactively in accordance with IAS 33.28 to reflect the issue of bonus shares in 2021. The adjusted weighted number of shares increased to 83,055,318 in the reporting year (2021: 59,836,824; 2020: 57,684,220).

9.5	Related parties

Related parties of Sono Group include the following persons as well as their close family members:

●	C-level Management

●	Significant shareholders - Jona Christians and Laurin Hahn

●	Supervisory Board members

Further, related parties of Sono Group also include the following entities:

●	Sono Motors Management UG

●	Sono Motors Investment UG

Sono N.V. is not controlled by any other entity, but controls Sono Motors GmbH as of December 31, 2022. In 2023, there is a loss of control, expected to be temporary. See note 9.7.3 Loss of control.

The below table displays the compensation of key management personnel:

	2022	2021	2020
	kEUR	kEUR	kEUR

Short-term employee benefits	921	1,317	558
Share-based payments	1,138	1,898	5,829
Total compensation	2,059	3,215	6,387

The share-based payments as of December 31, 2022 relate to the CSOP (kEUR 652; 2021: kEUR 1,898; 2020: 5,829) and to the share-based payment program of the supervisory board RSU (kEUR 486; 2021: kEUR -; 2020: k EUR-).

Since the establishment of the supervisory board in November 2021, the members have received share-based payments based on awarded restricted stock units (RSU) as part of their remuneration. See note 9.3.3 Supervisory Board - RSUs and note 9.3.4. Supervisory Board - Bonus RSUs for further information on supervisory board share-based payments.

Below are other related party transactions during the financial year.

	2022	2021	2020
	kEUR	kEUR	kEUR

Expenses for marketing activities	107	-	-
Expenses for employee events	1	-	-
Total expenses	108	-	-

The table below displays loans and advance payments received from key management personnel and other related parties:

	2022	2021	2020
	kEUR	kEUR	kEUR

Loans from key management personnel (subordinated crowdfunding loan II)	2	2	2
Loans from other related parties	-	-	199
	2	2	201
Advance payments received from key management personnel*	49	47	52
Total	51	49	253

*	for which 10 Sono points have been granted

For the terms and conditions of the subordinated loans (crowdfunding), we refer to note 7.10.2 Noncurrent financial liabilities.

The main shareholders of Sono N.V. have significant influence over Sono Motors Investment UG, Munich. Therefore, Sono Motors Investment UG is considered a related party. Sono Motors has received a loan amounting to kEUR 185 from Sono Motors Investment UG in 2019. The loan was due December 31, 2020, interest-paying at arm’s length (4 % p.a.) and unsecured. As of December 31, 2020, the loan had not been repaid as of the balance sheet date. Instead, it was paid back on January 5, 2021.

9.6	Reconciliation of changes in liabilities arising from financing activities

The statement of cash flows presents information on the cash flow from operating, financing and investing activities. In fiscal year 2022 and previous years, non-cash financing and investing activities include the acquisition of right-of-use assets (see note 7.3 Right-of-use assets). The table below presents a reconciliation of liabilities arising from financing activities.

	Jan. 1, 2022	Cash flows	Non-cash changes			Dec. 31, 2022
			EIR method	Additions	Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans	3,749	28,425	931	-	(864)	32,241
Lease liabilities	3,076	(429)	-	-	(14)	2,633
Total	6,825	27,996	931	-	(878)	34,874

* including current and noncurrent financial liabilities

	Jan. 1, 2021	Cash flows	Non-cash changes Additions			Dec. 31, 2021
			EIR method		Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans	12,765	(2,187)	30	-	(6,859)	3,749
Lease liabilities	1,958	(378)	-	1,496	-	3,076
Total	14,723	(2,565)	30	1,496	(6,859)	6,825

* including current and noncurrent financial liabilities

	Jan. 1, 2020	Cash flows	Non-cash changes			Dec. 31, 2020
			EIR method	Additions	Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans and participation rights	6,250	8,330	482	(650)	(1,648)	12,765
Lease liabilities	2,228	(282)	-	12	-	1,958
Total	8,478	8,049	482	(638)	(1,648)	14,723

* including current and noncurrent financial liabilities

The column “EIR method” includes both interest paid and non-cash interest expenses.

In 2022, the presented other non-cash changes include the transfer of one portion of the convertible debentures to equity, foreign exchange effects, amortization of the deferred day-one losses and the fair value changes of the bifurcated embedded derivatives. In 2021, other non-cash changes included the transfer of the mandatory convertible notes to equity and the fair value changes of the mandatory convertible notes. In fiscal year 2020, other non-cash changes included a transfer from debt to equity (kEUR -1,648) in connection with a settlement agreement with a capital provider. For further details, we refer to note 7.10.1 Financial liabilities overview.

9.7	Subsequent events

There were various material non-adjusting events that occurred after the end of the reporting period and are described below in more detail.

On February 24, 2023, Sono Group decided and announced the decision to terminate the Sion passenger car program due to a lack of available funding and to pivot the business model to exclusively retrofitting and integrating Sono Group’s solar technology onto third party vehicles. In connection with the Sion termination, Thomas Hausch stepped down from his role as Managing Director of Sono Motors and Sono N.V. The significant impacts of the termination of the Sion passenger car program were that 60% of the workforce (249 employees) were terminated and that the advance payments received from customers for the Sion were now due back to customers, as the car will not be delivered anymore.

Four out of five supervisory board members resigned in April 2023. On September 11, 2023, three new members were provisionally appointed to our supervisory board.

Sono Group was not able to obtain external financing or sell the Sion passenger car program before the customer advance payments became due. Management ultimately concluded that Sono Motors and Sono N.V. were over-indebted and faced impending illiquidity. Management applied in May 2023 for the opening of self-administration proceedings with respect to Sono Group N.V. and protective shield proceedings for Sono Motors with the goal of sustainably restructuring the business. Upon applying for the self-administration proceedings, Sono Group became generally prohibited from paying any pre-petition debt. As a result, all outstanding liabilities payments will be handled through creditor proceedings.

Due to the opening of the self-administration proceedings and the appointment of a custodian (Sachwalter)  Sono N.V. lost control of Sono Motors. After this event, the Sono N.V. no longer had the power to direct the activities of Sono Motors. This resulted in a deemed disposal of the subsidiary Sono Motors, which will be reflected prospectively in the 2023 financial statements from the date of loss of control ( May 19, 2023).

A mergers and acquisitions process was initiated to find one or more potential investors. During this period further terminations of employees occurred. In November 2023, Sono N.V. entered into certain investment-related agreements with one of the main creditors, Yorkville, with the aim of bringing Sono Motors and Sono N.V. out of the insolvency proceedings, and becoming a going-concern until the end of 2024. As part of this agreement, Yorkville has extended the repayment date of the existing convertible debentures to July 1, 2025. The financing related agreements are subject to the satisfaction of certain closing conditions.

9.7.1	Termination of the Sion passenger car program

In light of the decision to terminate the Sion passenger car program and given that engineering and development for the Sion and the Sion-related proprietary solar technology account for more than 60% of the Sono Group workforce, the company notified 249 employees about the termination of their employment with Sono Group at the end of February 2023.

A summary of the principal impacts of the Sion termination, which will only be reflected in 2023, is provided below.

Property, plant and equipment, and prepayments made to contract manufacturer

With the termination of the Sion, Sono Group started the process of looking for a buyer for the Sion project, potentially together with the car-sharing and ride-pooling application. The likelihood of a sale and the potential recoverable amount of the Sion program if sold is currently too uncertain to predict.

After year end, prepayments made to contract manufacturer of kEUR 14,962 were refunded to the Sono Group, which was greater than the carrying value of the contract manufacturer prepayments as of December 31, 2022 (kEUR 13,260) and therefore a reversal of kEUR 1,702 will be recognized in 2023. In 2023, the remaining assets are expected to have a fair and carrying value of zero.

All funds received (e.g., Sion project sale proceeds, supplier refunds, etc.) that relate to balances and transactions up to the filing for insolvency will be distributed to creditors.

Supplier balances contracts and prepayments

At the end of the period, there were significant open purchase orders and contracts with Sion suppliers for ongoing work to develop prototype and series tooling. Sono Group has informed all suppliers that work needed to cease on all Sion related activities.

Sono Group established a process to review any claim from suppliers relating to the Sion program for validity. Sono Group paid a large number of suppliers in advance for the development of Sion prototypes, series tooling and other development services. The prepayments made and recognized on December 31, 2022, had future economic benefits in the form of services or the receipt of assets, although the vast majority of these were impaired in accordance with IAS 36.

Advance payments received from customers

Until the point of the termination of the Sion, advance payments received from customers were recognized at the time the cash was collected by Sono Group. Please see note 4.8 Advance payments received from customers for detailed information on the accounting policy. However, there will no longer be delivery of the car, and therefore, advance payments are due back to customers.

On February 24, 2023, Sono Group proposed a payment plan to reimburse reservation holders for advance payments made in three installments ( May 2023, June 2024 and January 2025). Reservation holders who accepted the payment plan would have received a one-time bonus of 5% on the amount of the advance payment to be paid with the third installment. Reservation holders could also have waived repayment.

As of December 31, 2022, the advance payments received from customers balance under IFRS 15 was kEUR 49,642. In 2023, the following financial effects are expected: the accrued interest, previously accumulated, will be reversed since the balances are due immediately upon termination and due to the change in the IFRS standard applicable from IFRS 15 to IFRS 9. Due to the Sion termination the transactions no longer conform with IFRS 15 and the related balance is changed to a financing liability as the car will no longer be delivered. The reversal of the accrued interest will result in an interest income of kEUR 5,166. Also, the amounts due to the reservation holders will be inclusive of VAT, and a VAT expense of kEUR 8,451 will be recognized until amounts are refunded or discharged and a VAT receivable can be claimed. Therefore, the amount due to be repaid to customers after taking into account these effects would be 52,927.

Government grants

As of December 31, 2022, kEUR 469 of pre-financing had been received for the SCALE project as a government grant and the total amount was recognized as a non-financial liability. The project related to mass deployment of electric vehicles and the accompanying smart charging infrastructure. The decision was taken to exit the project after the termination of the Sion. It is estimated that the majority of the balance will have to be repaid.

Provisions and contingent liabilities

As of May 7, 2023, 9 of the 249 terminated employees filed an action against their dismissal. In principle, the time limit for actions for protection against dismissal in Germany is three weeks after receipt of the notice of termination. Therefore, Sono Group is aware of all lawsuits from employees who were dismissed as part of the termination of the Sion passenger car program. These cases have been settled with the related expenses recognized in 2023.

9.7.2	Filing for insolvency

Considering the large liabilities becoming due and after financing options failed to materialize, Management ultimately concluded that Sono Motors GmbH is over-indebted and faced impending illiquidity (drohende Zahlungsunfähigkeit), with Sono Group N.V., in turn, becoming over-indebted and also facing impending illiquidity. As a consequence, Management decided to apply for the opening of self-administration proceedings with respect to Sono Group N.V. and Sono Motors GmbH with the goal of sustainably restructuring the business.

On May 15, 2023, Sono N.V. applied to the insolvency court of Munich, Germany, to permit the opening of a self-administration proceeding (Eigenverwaltung) with respect to Sono Group N.V. pursuant to Section 270 (b) of the German Insolvency Code (Insolvenzordnung). On the same day, Sono Motors GmbH applied to the same court to permit the opening of self-administration proceeding in the form of a protective shield proceeding (Schutzschirmverfahren) with respect to Sono Motors GmbH pursuant Section 270 (d) of the German Insolvency Code.

The self-administration proceedings are debtor-in-possession type proceedings under German insolvency law, which are available to businesses in financial distress and typically aim to preserve the business and the entity that are the subject of the proceedings. In these proceedings, Management retains control and operation of the subject company’s business under the supervision of a custodian, who is initially appointed on a preliminary basis (vorläufiger Sachwalter) and is primarily responsible for monitoring the subject company’s compliance with German insolvency law.

On May 17 and May 19, 2023, respectively, the court admitted the opening of self-administration proceedings with respect to Sono N.V. and protective shield proceedings for Sono Motors on a preliminary basis. The court also appointed preliminary custodians for each of the companies in their respective proceedings. On September 1, 2023, the court opened the self-administration proceedings with respect to Sono Motors. Sono Motors and Sono N.V. have retained separate legal firms to act as advisors in connection with its proceedings. For the impact of insolvency on the Sono Group consolidation see note 9.7.3 Loss of control.

Upon applying for the self-administration proceedings, Sono Group became generally prohibited from paying any pre-petition debt, subject to certain exceptions. Obligations that existed at the date of the proceedings, including with respect to advance payments made for Sion reservations, will be settled in the context of the creditor proceedings where creditors can submit claims. In addition, all funds received (for example Sion project sale proceeds, supplier refunds, etc.) that relate to balances and transactions up to the filing for insolvency will be distributed to creditors.

A mergers and acquisition process was initiated to find one or more potential investors to fund and/or acquire all or parts of Sono Motors and/or Sono N.V.’s business in one or more potential merger and acquisition transactions. Yorkville, one of the main creditors of Sono N.V., submitted an offer which, after negotiations, finally resulted in the Yorkville Agreements. For more detail see note 9.7.4 Funding and restructuring. On December 7, 2023, Sono Motors submitted a plan under the German Insolvency Code to the court for approval that set out how the company intends to restructure its debt and procure the inflow of new money. Approval by the creditors and confirmation by the Court was obtained in the creditors meeting on December 21, 2023. The 14-day appeal period started on December 21, 2023. If the Court’s confirmation of the plan remains unaffected and the plan is implemented.

9.7.3	Loss of control

Due to the opening of the self-administration proceedings and the appointment of a custodian (Sachwalter), Sono N.V. lost control of Sono Motors, its wholly-owned subsidiary, on May 19, 2023. Sono N.V. no longer had the power to direct the activities of Sono Motors. The loss of control results in the deconsolidation of Sono Motors in the consolidated financial statements on May 19, 2023.

The results of Sono Motors for 2023 will be consolidated up until the loss of control in the consolidated financial statements. In accordance with IFRS 10 Consolidated Financial Statements, Sono N.V. derecognized the assets and liabilities of Sono Motors from the consolidated statement of financial position. The interest in Sono Motors is accounted for as a financial instrument with a fair value of zero. The asset and liability balances that Sono N.V. had with Sono Motors were previously intercompany and therefore eliminated on consolidation. These balances were reinstated. Due to a hard comfort letter between Sono N.V. and Sono Motors, Sono N.V. then recognized a liability. All these effects resulted in a loss of approximately mEUR 18 in the profit or loss attributable to the Sono Group.

Sono Group expects this loss of control to be temporary, with control being regained when Sono Motors exits the insolvency proceedings and Sono Motors being consolidated again with the Group.

9.7.4	Funding and restructuring agreements

On November 20, 2023, Sono N.V. and Yorkville, one of the main creditors,  entered into certain agreements in order to receive financing from Yorkville. Yorkville will provide financing to Sono N.V. if certain conditions are met, which is currently expected in late January 2024. Sono Group expects the financing to position them to obtain sufficient funding for the business operations, with an initial focus on the Solar Bus Kit, through the end of 2024.

In addition to a restructuring agreement between Sono N.V. and Yorkville, there is a) an agreement between Sono N.V.  and Sono Motors pursuant to which a settlement amount was agreed for intercompany claims (the “Settlement Agreement”), b) an agreement between Sono N.V. and Sono Motors relating to the satisfaction of intercompany claims, the further financing of Sono Motors by Sono N.V. and key aspects of Sono Motors’ self-administration proceedings and the plan submitted by Sono Motors to the court under the German Insolvency Code (the Continuation Agreement”), c) an agreement between Sono N.V. and Yorkville to provide Sono N.V. with sufficient financial resources to fund the business operations of Sono Group until December 31, 2024, based on a budget agreed with Yorkville (the “Funding Commitment Letter”), d) an agreement between the Sono N.V. and Yorkville to postpone the repayment date of the existing convertible debentures to July 1, 2025, with the possibility of further extensions at Yorkville’s discretion (the “Prolongation Agreement”), e) and an agreement between the Sono Group founders, Laurin Hahn and Jona Christians, Sono N.V. and Sono Motors pursuant to which the companies are entitled to request that each of the founders enters into a share sale and transfer agreement (the “NV Share Sale and Transfer Agreement(s)”) under the terms of which the respective founder would sell and transfer, if so requested, a portion of their ordinary shares of Sono N.V. to a trustee to be appointed for the benefit of the Sono Motors’s creditors and a portion of their ordinary shares of Sono N.V. and all of their high voting shares in Sono N.V. to the new members of the management board (the “Shareholders Commitment Letter”). In addition, the Yorkville Agreements envision the issuance of a hard back-to-back letter of comfort from Sono N.V. to Sono Motors, to provide funding for the business operations, with an initial focus on the Solar Bus Kit. Sono Group currently expects that the funding under the agreement to be sufficient at least until, and including, December 31, 2024. The funds to be provided under the letter of comfort will be provided by way of one or more intercompany loan(s) that will mature on July 1, 2025.

Under the Funding Commitment Letter, Yorkville would offer to secure the financing of the Sono Group’s expected operational costs, with an initial focus on the Solar Bus Kit during the period from December 1, 2023, until the end of the year 2024 up to a maximum amount of mEUR 9.0 minus approximately mEUR 2.0 of cash left-over at Sono N.V. as of December 1, 2023. Cash available at Sono N.V. in excess of mEUR 2.0 cash left-over as of December 1, 2023, will be needed and will be used by the Company to satisfy claims of creditors, with the exception of the amounts payable to Yorkville under the existing convertible debentures and expected payments that relate to the preliminary insolvency. The funds would be provided by Yorkville to Sono N.V. by way of one or more new interest-bearing convertible debenture(s) that would mature on July 1, 2025. Such funds would be paid by Sono N.V. to Sono Motors by way of one or more intercompany loan(s) that will mature on July 1, 2025. In the event of a shortfall during the funding period, Yorkville would provide additional funds to Sono N.V., provided that agreements are reached in good faith on an adjusted budget for the funding period.

These agreements are subject to the satisfaction of certain closing conditions, as well as compliance with certain covenants and other obligations. The conditions include Sono N.V. regaining compliance with its periodic reporting requirements by filing this Annual Report on Form 20-F for the year ended December 31, 2022, Sono Group’s submission of the Interim Report to the SEC, Sono Motor’s plan under the German Insolvency Code becoming legally binding, and the withdrawal of Sono N.V.’s application for its self-administration proceedings. On December 22, 2023, Yorkville waived the Company's submission of the Interim Report as a condition precedent to the Closing.

In addition, Sono N.V. is required to convene its annual general meeting of shareholders and submit certain agenda items for shareholder vote by December 31, 2023. The AGM has been scheduled for December 29, 2023, or in January 2024 respectively. A subsequent general meeting of shareholders is currently anticipated in the first quarter of 2024 in order to propose certain required agenda items in connection with the Yorkville Agreements. The agreements also provide that, in order for Sono N.V. to withdraw its application for its self-administration proceedings, Management must update the assessment, at the date of the withdrawal, regarding whether the Yorkville financing will cure its mandatory insolvency filing obligations (i.e., illiquidity and over-indebtedness).

In addition, Yorkville’s funding commitment is subject to the absence of termination events as laid out in the Funding Commitment Letter. If such an event occurs, Yorkville would have the right, at its sole discretion, to cancel any funding commitments still available, meaning that the Company would no longer be able to draw down on unused portions of the commitment amount, and to exercise all of its rights under any of the new convertible debentures as if an event of default had occurred. The following are each a termination event:

●	the Budget (as defined below) is exceeded as a result of incorrect or misleading work
●	the Budget is exceeded and Yorkville and the Company cannot agree on an adjustment, or Yorkville requests information regarding the Budget and the Company fails to provide it within ten business days
●	an event of default occurs with regard to the convertible debentures
●	the Companies fail to materially comply with the Yorkville Agreements and fail to rectify their noncompliance within ten business days following a request from Yorkville to such effect
●

other than with regard to the Self-Administration Proceedings, the Companies are unable or admit inability to pay their debts as they fall due, suspend making payments on any of their debts, or, by reason of actual or anticipated financial difficulties, commence negotiations with one or more of their creditors (excluding any finance party in its capacity as such) with a view to rescheduling any of their indebtedness

●

an entity incorporated in Germany is unable to pay its debts as they fall due (zahlungsunfähig) within the meaning of section 17 of the German Insolvency Code (Insolvenzordnung) or is over-indebted within the meaning of section 19 of the Germany Insolvency Code (Insolvenzordnung)

●

except in relation to the Self-Administration Proceedings, any corporate action, legal proceedings or other procedure or step is taken in relation to, amongst others, the suspension of payments, an arrangement with a creditor of the Company, the appointment of a liquidator or administrative receiver or the enforcement of a security over any asset of the Company or the Subsidiary

●	it is or becomes unlawful for the Company to perform any of its obligations under the Yorkville Agreements.

Sono Group believes that, subject to the satisfactions of the conditions precedent under the agreements, a successful implementation of the Yorkville investment would enable it to withdraw its application for self-administration proceedings at the court and enable the Subsidiary to exit Sono Motors self-administration proceedings via the plan it has submitted to the Court and that has been approved by its creditors under the German Insolvency Code.

9.7.5	Tax loss carryforwards

Tax loss carryforwards may be forfeit if a change in shareholders exceeding 50% takes place and the hidden reserve clause cannot be used. This would apply to tax loss carryforwards for Sono Motors GmbH and Sono Group N.V. amounting to kEUR 252,124 for corporate tax purposes and kEUR 251,279 for trade tax purposes as of balance sheet date, as well as all future tax losses up until the shareholder changes exceed 50%.

9.7.6	Nasdaq suspension of trading of shares and delisting

On December 11, 2023, Sono Group received notice advising the Company that Nasdaq has determined to delist the Company’s ordinary shares from the Nasdaq Stock Exchange.

Sono Group received a first delist determination letter on July 12, 2023 following the Company’s application for its Preliminary Self-Administration Proceedings. The delist letter additionally found that the Company failed to meet the filing requirement in Listing Rule 5250(c)(1), as it had failed to file its Annual Report on Form 20-F for the year ended December 31, 2022. On August 28, 2023, an additional delist determination letter was issued for the Company’s failure to meet the minimum bid price requirement in Listing Rule 5450(a)(1) and the audit committee requirement in Listing Rule 5605(c)(2). The Company appealed the determination and appeared before a Nasdaq Hearing Panel (“the Panel”) on September 14, 2023.

Trading of the Sono Group’s ordinary shares has been suspended since July 21, 2023. Since then, the ordinary shares have been trading in over-the-counter markets, which are less visible, less accessible and less liquid markets. Although the delisting process has not been completed as of the date of this Annual Report, Nasdaq informed the Sono Group that Nasdaq will complete the delisting by filing a Form 25 Notification of Delisting with the U.S. Securities Exchange Commission following the lapse of applicable appeal periods. Sono Group does not intend to appeal the Panel’s decision. The Panel’s final delist determination as well as the anticipated completion of the delisting of the Company’s securities from Nasdaq may result in a loss of investor confidence and further decrease our visibility, credibility and trading volume, all of which could adversely impact the market price of our shares.

9.7.7	Remuneration based on shares (share-based payment)

In 2023, four supervisory members, three of which were granted RSUs, resigned. Therefore, post year end, 36,631 options were forfeited and a credit of kEUR 239 was recognized in the income statement.

In 2023, four supervisory members, three of which were offered bonus RSUs, resigned and will not be granted RSUs anymore. Therefore, post year end, 78,351 options will not be granted and a credit of kEUR 72 was recognized in the income statement.

There is uncertainty over the future of the ESOP program (see note 9.3.2) due to the insolvency proceedings and the plan under the German Insolvency Code submitted to the court. The potential changes in financing, the Nasdaq delisting decision, a potential change in management or ownership structures of the Group may result in the share options not being formally granted.

For the CSOP, there were no subsequent events that had an impact on the financial statements.

9.7.8	Convertible debentures

From January 1, 2023, through March 31, 2023 and in accordance with the convertible debenture agreements from December 7, December 8, and December 20, 2022, between the Company and Yorkville, the Company issued 14,625,800 ordinary shares to Yorkville to convert a principal amount of kUSD 10,850 (kEUR 10,099) plus accrued interest of kUSD 145 (kEUR 135).

The insolvency filings on May 15, 2023 constituted an event of default under the contractual agreement between Sono N.V. and the capital provider. Following the contractual provisions, the outstanding principal amount is due immediately upon the occurrence of an event of default. In addition, the nominal interest rate increases from 4% to 12% p.a. upon the occurrence of such an event. The carrying amount of the convertible debentures (host contract) as of May 15, 2023, was kUSD 20,257 (kEUR 18,625). As Sono Group did not expect any further conversions to take place after filing for insolvency, the carrying amount of the embedded derivatives was kUSD nil (kEUR nil). In line with this expectation, the day-one losses accrual was derecognized on May 15, 2023. The net profit and loss effect of the convertible debentures’ subsequent measurement at amortized cost until May 15, 2023, was a loss of kUSD 3,365 (kEUR 3,116). The subsequent measurement of the embedded derivatives until May 15, 2023, resulted in a profit of kUSD 3,855 (kEUR 3,570). Amortization and derecognition of the day-one losses accrual upon the debentures becoming due immediately resulted in a total loss of kUSD 3,504 (kEUR 3,273).

As part of the signed Prolongation Agreement detailed in note 9.7.4 Funding and restructuring agreement, if it closes, Yorkville has extended the repayment date of the existing convertible debentures to July 1, 2025. When the 2022 financial statements were approved, management was not able to thoroughly assess the impact of this extension and thus cannot provide an estimate of its consequences on the financial position and/or profit or loss of the Group. Management has calculated the amount that would be immediately due if the contractually agreed immediate repayment obligation came into effect, for example if the agreement does not close. As of November 30, 2023, the amount immediately due, which equals the outstanding amount of the short-term financial liability including accrued interest, is kUSD 21,565 (kEUR 19,728).